DELAWARE SELECT GROWTH FUND
Delaware Select Growth Fund

Delaware Select Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated August 29, 2011

The following paragraph replaces the second footnote in the table entitled “Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)” on page 1.

2	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from June 8, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated May 25, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2012
Entity Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS III
Entity Central Index Key	dei_EntityCentralIndexKey	0000763749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 25, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2012
Prospectus Date	rr_ProspectusDate	Aug 29, 2011
DELAWARE SELECT GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Select Growth Fund
Supplement [Text Block]	dgprx_SupplementTextBlock

Delaware Select Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated August 29, 2011

The following paragraph replaces the second footnote in the table entitled “Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)” on page 1.

2	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.24% of the Fund's average daily net assets from August 26, 2011 through August 28, 2012. In addition, the Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees from June 8, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated May 25, 2012.